Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin High Income Trust
Entity Central Index Key	0000002768
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class A
Trading Symbol	FHQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$89	0.83%
[1]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin High Income Fund returned 15.13%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	15.13	4.89	4.11
Class A (with sales charge)	10.81	4.09	3.72
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,813,899,954
Holdings Count | $ / shares	328	[2]
Advisory Fees Paid, Amount	$ 11,993,720
Investment Company Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class A1
Trading Symbol	FHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$78	0.73%
[3]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin High Income Fund returned 15.06%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	15.06	5.05	4.26
Class A1 (with sales charge)	11.00	4.27	3.86
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,813,899,954
Holdings Count | $ / shares	328	[4]
Advisory Fees Paid, Amount	$ 11,993,720
Investment Company Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class C
Trading Symbol	FCHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$132	1.23%
[5]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin High Income Fund returned 14.87%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	14.87	4.43	3.71
Class C (with sales charge)	13.87	4.43	3.71
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,813,899,954
Holdings Count | $ / shares	328	[6]
Advisory Fees Paid, Amount	$ 11,993,720
Investment Company Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class R
Trading Symbol	FHIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.08%
[7]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin High Income Fund returned 14.88%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	14.88	4.67	3.90
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,813,899,954
Holdings Count | $ / shares	328	[8]
Advisory Fees Paid, Amount	$ 11,993,720
Investment Company Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Class R6
Trading Symbol	FHRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.49%
[9]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin High Income Fund returned 15.44%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	15.44	5.22	4.49
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,813,899,954
Holdings Count | $ / shares	328	[10]
Advisory Fees Paid, Amount	$ 11,993,720
Investment Company Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin High Income Fund
Class Name	Advisor Class
Trading Symbol	FVHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$63	0.58%
[11]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin High Income Fund returned 15.94%. The Fund compares its performance to the ICE BofA U.S. High Yield Constrained Index, which returned 15.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holding of a restructured equity security contributed to relative outperformance. The position appreciated sharply in the first half of 2024 (no longer held as of period-end).
↑	Security selection in the energy, finance and packaging industries.
↑	Underweight in the wireless industry and overweight in the health care and finance segments.

Top detractors from performance:
↓	Yield curve positioning detracted, attributable to an underweight to the short end of the curve as the yield curve steepened.
↓	Security selection in the health care, entertainment and technology industries.
↓	Underweight in wired and retail segments and overweight in the energy industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.94	5.21	4.41
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
ICE BofA U.S. High Yield Constrained Index	15.67	4.53	4.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,813,899,954
Holdings Count | $ / shares	328	[12]
Advisory Fees Paid, Amount	$ 11,993,720
Investment Company Portfolio Turnover	36.83%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,813,899,954
Total Number of Portfolio Holdings*	328
Total Management Fee Paid	$11,993,720
Portfolio Turnover Rate	36.83%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.